Subsequent events - Additional Informations (Details) R$ in Thousands, $ in Thousands	1 Months Ended
	Mar. 31, 2024 BRL (R$)	Feb. 29, 2024 BRL (R$) flight	Jul. 31, 2023 BRL (R$)	Feb. 29, 2024 USD ($)	Jul. 31, 2023 USD ($)
Subsequent Event
Disclosure of subsequent events [Line Items]
Number of aircraft subleased | flight		17
Convertible debt
Disclosure of subsequent events [Line Items]
Issue amount		R$ 740,585	R$ 3,831,040	$ 148,700	$ 800,000
Maturity term			August 2028
Borrowing Interest Rate Description			Nominal interest corresponds to 11.9% p.a., and will be paid quarterly, in February, May, August and November of each year, starting on November 2023.
Convertible debt | Subsequent Event - Issuance Of Additional Notes | Aug-28
Disclosure of subsequent events [Line Items]
Debentures		R$ 740,585		$ 148,700
Debenture 2027 [Member] | Subsequent Event - Issuance Of Additional Notes
Disclosure of subsequent events [Line Items]
Issue amount | R$	R$ 250
Maturity term	2027
Borrowing Interest Rate Description	quarterly interest of CDI + 6% p.a.